Shareholder's Equity (Detail) - USD ($)					5 Months Ended		6 Months Ended
	Jan. 07, 2021	Dec. 31, 2020	Nov. 27, 2020	Nov. 16, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 22, 2020
Preferred stock shares issued								0
Preferred stock shares outstanding								0
Common stock shares issued								0
Common stock shares outstanding								0
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock par value		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized		2,000,000			2,000,000	2,000,000	2,000,000
Preferred stock shares issued		0			0	0	0
Preferred stock shares outstanding		0			0	0	0
Number of shares issued			16,377,622
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value						$ 146,170,277
Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Public Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock shares authorized							2,000,000
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			16,377,622			16,377,622
Number of trading days for determining the share price			45 days
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shares issued share based payment arrangement forfeited	218,094
Number of shares issued	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Number of trading days for determining the share price	45 days		45 days			45 days
Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Percentage of common stock outstanding		20.00%			20.00%	20.00%	20.00%
Founder Shares [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Percentage of common stock outstanding				20.00%
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock par value							$ 0.0001
Common stock par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized		230,000,000			230,000,000	230,000,000	230,000,000
Common stock shares issued		4,523,969			4,523,969	4,523,969	5,065,058
Common stock shares outstanding		4,523,969			4,523,969	4,523,969	5,065,058
Common stock shares subject to redemption					11,853,653	11,853,653	11,312,564
Number of trading days for determining the share price						30 days	30 days
Common Class A [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			16,377,622
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			1,377,622
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Common stock par value		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized		20,000,000			20,000,000	20,000,000	20,000,000
Common stock shares issued		4,312,500			4,312,500	4,312,500	4,094,406
Common stock shares outstanding		4,312,500		4,312,500	4,312,500	4,312,500	4,094,406
Shares issued share based payment arrangement forfeited				1,437,500
Common Class B [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Percentage of common stock outstanding		20.00%			20.00%	20.00%
Common Class B [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shares issued share based payment arrangement forfeited		218,094
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Number of trading days for determining the share price	45 days
Common Class B [Member] | Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Common stock shares outstanding		4,312,500			4,312,500	4,312,500
Shares issued share based payment arrangement forfeited					218,094	218,094